Revenue	12 Months Ended
Dec. 31, 2022
Allrites Holdings Pte Ltd And Subsidiaries [Member]
Revenue

Note 4 — Revenue

The following table summarizes the Company’s disaggregated revenues by service type:

	Year ended December 31, 2022	Year ended December 31, 2021
Subscription revenues (over-time)	$2,522,489	$942,954
Storage and delivery revenue	5,228	31,206
Total	$2,527,717	$974,160

Deferred Revenue

Deferred revenues consist of payments received in advance of performance for subscription plans. The Company classifies these liabilities as either current or non-current liabilities based on the expected timing of recognition of related revenue.

The following table summarizes the change in deferred revenue:

	Year ended December 31, 2022	Year ended December 31, 2021
Deferred revenue, beginning of the period	$58,335	$55,651
Revenue deferred	1,354,837	203,123
Revenue earned	(803,473)	(200,439)
Deferred revenue, as of the end of the period	$609,698	$58,335

At December 31, 2022 and 2021, deferred revenues increased by approximately $511,000 and $3,000, respectively, as a result of new customers who have prepaid based on their contracts for services to be provided in the subsequent fiscal year.